Share Capital, Reserves and Retained Earnings - Analysis of Share Capital Reserves (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Reserves Within Equity [Abstract]
Legal reserve	€ 10,971	€ 10,971	€ 10,971
Majority shareholder capital contribution	488	488	488
Reserve for gain on disposal of Non-controlling interests	1,088
Foreign operations translation reserve	5,899	1,954	5,846
Remeasurement of defined benefit plan	(997)	(370)	(158)
Total	€ 17,449	€ 13,043	€ 17,147